Investment Securities (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	$ 0	$ 1,759,000,000
Estimated Fair Value, 12 months or more	105,000,000	123,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(67,000,000)
Gross Unrealized Losses, 12 months or more	(3,000,000)	(17,000,000)
State and municipal obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	1,320,000,000
Estimated Fair Value, 12 months or more	72,000,000	106,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(63,000,000)
Gross Unrealized Losses, 12 months or more	(2,000,000)	(16,000,000)
Foreign government bonds and obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	208,000,000
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(1,000,000)
Gross Unrealized Losses, 12 months or more	0	0
U.S. Government treasury obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	166,000,000
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(1,000,000)
Gross Unrealized Losses, 12 months or more	0	0
Mortgage-backed securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	35,000,000
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(1,000,000)
Gross Unrealized Losses, 12 months or more	0	0
Other [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	30,000,000
Estimated Fair Value, 12 months or more	33,000,000	17,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(1,000,000)
Gross Unrealized Losses, 12 months or more	$ (1,000,000)	$ (1,000,000)